Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO(1)(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($m)	Adjusted EBITDA(6) ($m)
					Company TSR(4) ($)	Peer Group TSR(4)(5) ($)
2022	6,805,161	3,692,477	1,715,941	1,096,076	114	121	258	546
2021	5,940,377	3,389,548	1,480,706	1,022,817	116	131	324	601
2020	11,410,221	12,624,919	2,683,195	2,896,277	107	114	363	717

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The non-PEO NEOs represent the following individuals for each of the years shown:
•2022: Michael Graham, CFO, Rachel Bishop, President, Hefty Tableware, Judith Buckner, President, Reynolds Cooking & Baking, Lisa Smith, President, Hefty Waste and Storage and Craig Cappel, Former President, Reynolds Cooking & Baking;
•2021: Michael Graham, CFO, Craig Cappel, Former President, Reynolds Cooking & Baking, Stephan Pace, President, Sales and Chief Customer Officer and Steve Estes, Chief Administrative Officer; and
•2020: Michael Graham, CFO, Rachel Bishop, President, Hefty Tableware, Craig Cappel, Former President, Reynolds Cooking & Baking and Stephan Pace, President, Sales and Chief Customer Officer.

Peer Group Issuers, Footnote [Text Block]	The complete list of our peer group used for the TSR calculation is the same group of companies used by us for purposes of the performance graph in our Annual Report on Form 10-K and comprises: Church & Dwight Co., Inc., The Clorox Company, Colgate-Palmolive Company, Energizer Holdings, Inc., Kimberly-Clark Corporation, Newell Brands Inc., The Procter & Gamble Company, The Scotts Miracle-Gro Company, Spectrum Brands Holdings, Inc. and WD-40 Company.
PEO Total Compensation Amount	$ 6,805,161	$ 5,940,377	$ 11,410,221
PEO Actually Paid Compensation Amount	$ 3,692,477	3,389,548	12,624,919
Adjustment To PEO Compensation, Footnote [Text Block]	To calculate compensation actually paid (“CAP”), the following amounts were deducted from and added to the Summary Compensation Table (“SCT”) total compensation:
PEO SCT Total to CAP Reconciliation

Year	SCT Total ($)	Deductions from SCT Total ($)(i)	Additions to SCT Total ($)(ii)	CAP ($)
2022	6,805,161	(5,044,385)	1,931,701	3,692,477
2021	5,940,377	(4,362,672)	1,811,843	3,389,548
2020	11,410,221	(3,488,004)	4,702,702	12,624,919
Represents the following for each year:

Year	Grant Date Fair Value of Covered Year Equity Awards ($)	Year-Over-Year Change in Fair Value of Prior Years' Awards Unvested at the End of Covered Year ($)	Change in Fair Value of Prior Years' Awards that Vested in Covered Year ($)	Fair Value at End of Prior Year of Prior Years' Awards that Failed to Meet Applicable Vesting Conditions During the Covered Year ($)	Deductions from SCT Total ($)
2022	(3,875,000)	(98,138)	(56,682)	(1,014,565)	(5,044,385)
2021	(3,487,508)	(843,332)	(31,832)	—	(4,362,672)
2020	(3,488,004)	—	—	—	(3,488,004)

(ii)    Represents the following for each year:

Year	Fair Value of Covered Year Equity Awards at Covered Year End ($)	Additions to SCT Total ($)
2022	1,931,701	1,931,701
2021	1,811,843	1,811,843
2020	4,702,702	4,702,702

Non-PEO NEO Average Total Compensation Amount	$ 1,715,941	1,480,706	2,683,195
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,096,076	1,022,817	2,896,277
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average Non-PEO NEO SCT Total to CAP Reconciliation

Year	SCT Total ($)	Deductions from SCT Total ($)(iii)	Additions to SCT Total ($)(iv)	CAP ($)
2022	1,715,941	(952,685)	332,820	1,096,076
2021	1,480,706	(796,860)	338,971	1,022,817
2020	2,683,195	(692,489)	905,571	2,896,277

(iii)    Represents the following for each year:

Year	Grant Date Fair Value of Covered Year Equity Awards ($)	Year-Over-Year Change in Fair Value of Prior Years' Awards Unvested at the End of Covered Year ($)	Change in Fair Value of Prior Years' Awards that Vested in Covered Year ($)	Fair Value at End of Prior Year of Prior Years' Awards that Failed to Meet Applicable Vesting Conditions During the Covered Year ($)	Aggregate Change in the Actuarial Present Value of the Accumulated Benefit Under all Defined Benefit and Actuarial Plans Reported in the SCT in Each Year ($)	Deductions from SCT Total ($)
2022	(762,118)	(15,199)	(8,845)	(166,477)	(46)	(952,685)
2021	(652,442)	(139,001)	(5,417)	—	—	(796,860)
2020	(664,058)	—	—	—	(28,431)	(692,489)

(iv)    Represents the following for each year:

Year	Fair Value of Covered Year Equity Awards at Covered Year End ($)	Additions to SCT Total ($)
2022	332,820	332,820
2021	338,971	338,971
2020	905,571	905,571

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Cumulative Company TSR and Cumulative Peer Group TSR
	(1) Regular CAP consists of CAP amounts in each year, other than IPO-Related CAP in 2020. IPO-Related CAP consists of the 2020 amounts awarded pursuant to IPO Success Transition Bonuses and the IPO RSUs granted on February 4, 2020.
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Net Income
	(1) Regular CAP consists of CAP amounts in each year, other than IPO-Related CAP in 2020. IPO-Related CAP consists of the 2020 amounts awarded pursuant to IPO Success Transition Bonuses and the IPO RSUs granted on February 4, 2020.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid vs. Adjusted EBITDA
	(1) Regular CAP consists of CAP amounts in each year, other than IPO-Related CAP in 2020. IPO-Related CAP consists of the 2020 amounts awarded pursuant to IPO Success Transition Bonuses and the IPO RSUs granted on February 4, 2020.
Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually Paid vs. Cumulative Company TSR and Cumulative Peer Group TSR
	(1) Regular CAP consists of CAP amounts in each year, other than IPO-Related CAP in 2020. IPO-Related CAP consists of the 2020 amounts awarded pursuant to IPO Success Transition Bonuses and the IPO RSUs granted on February 4, 2020.
Tabular List [Table Text Block]

Most Important Performance Measures
• Adjusted EBITDA
• Revenue
• Adjusted Earnings per Share(1)

Total Shareholder Return Amount	$ 114	116	107
Peer Group Total Shareholder Return Amount	121	131	114
Net Income (Loss)	$ 258,000,000	$ 324,000,000	$ 363,000,000
Company Selected Measure Amount	546,000,000	601,000,000	717,000,000
PEO Name	Lance Mitchell
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	Our company-selected measure, which is the measure we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link Compensation Actually Paid to our NEOs for fiscal 2022 to our company’s performance is Adjusted EBITDA. Adjusted EBITDA is a non-GAAP financial measure. Refer to Appendix A to this Proxy Statement for a reconciliation of this non-GAAP financial measure to the corresponding GAAP measure.
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	Total shareholder return as calculated based on a fixed investment of $100 measured from the market close on January 31, 2020 (the first trading day of our stock) through and including the end of the fiscal year for each year reported in the table.
PEO [Member] | Adjustment, Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,044,385)	$ (4,362,672)	$ (3,488,004)
PEO [Member] | Adjustment, Additions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,931,701	1,811,843	4,702,702
PEO [Member] | Equity Awards Granted During the Year, Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,875,000)	(3,487,508)	(3,488,004)
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(98,138)	(843,332)	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(56,682)	(31,832)	0
PEO [Member] | Equity Award Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,014,565)	0	0
PEO [Member] | Equity Awards in Current Year, Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,931,701	1,811,843	4,702,702
Non-PEO NEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	• Adjusted EBITDA
Non-PEO NEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	• Revenue
Non-PEO NEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	• Adjusted Earnings per Share(1)
Non-PEO NEO [Member] | Adjustment, Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (952,685)	(796,860)	(692,489)
Non-PEO NEO [Member] | Adjustment, Additions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	332,820	338,971	905,571
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(762,118)	(652,442)	(664,058)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(15,199)	(139,001)	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,845)	(5,417)	0
Non-PEO NEO [Member] | Equity Award Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(166,477)	0	0
Non-PEO NEO [Member] | Equity Awards in Current Year, Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	332,820	338,971	905,571
Non-PEO NEO [Member] | Aggregate Change in Present Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (46)	$ 0	$ (28,431)